Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.	Cash and Cash Equivalents:

(a)	Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2018	2019
	MCh$	MCh$
Cash and due from banks:
Cash (*)	624,862	889,911
Current account with the Central Bank (*)	121,807	178,429
Deposits in other domestic banks	26,698	75,651
Deposits abroad	106,714	1,248,175
Subtotal - Cash and due from banks	880,081	2,392,166

Transactions in the course of collection	244,758	232,551
Highly liquid financial instruments (**)	83,807	371,063
Repurchase agreements	72,632	114,466
Total cash and cash equivalents	1,281,278	3,110,246

(*)	Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.

(**)	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.

	2018	2019
	MCh$	MCh$
Highly liquid financial instruments:
Financial Assets Held-for-trading	83,807	371,063
Total	83,807	371,063

(b)	Transactions in the course of collection:

Transactions in the course of collection are transactions for which the only remaining step is settlement, which will increase or decrease the funds in the Central Bank or in foreign banks, normally occurring within 24 to 48 business hours and are detailed as follows:

	2018	2019
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	210,743	222,261
Funds receivable	78,451	109,159
Subtotal transactions in the course of collection	289,194	331,420

Liabilities
Funds payable	(44,436)	(98,869)
Subtotal transactions in the course of payment	(44,436)	(98,869)
Total transactions in the course of collection	244,758	232,551